Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments for Each of Next Five Years	Lease commitments by year for each of the next five years are presented in the table below ($ in thousands).

2013	$551
2014	463
2015	420
2016	420
2017	420
Thereafter	0

Total	$2,274

Minimum Net Obligations under Sales, Gathering and Transportation Agreements

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows ($ in thousands):

Total
2013	$8,411
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576

Total	$441,330

Fee for Unconventional Gas Wells

The fee for each unconventional natural gas well is determined using the following matrix, with vertical unconventional natural gas wells being charged 20% of the applicable rates:

	<$2.25(a)	$2.26 - $2.99(a)	$3.00 - $4.99(a)	$5.00 - $5.99(a)	>$5.99(a)
Year One	$40,000	$45,000	$50,000	$55,000	$60,000
Year Two	$30,000	$35,000	$40,000	$45,000	$55,000
Year Three	$25,000	$30,000	$30,000	$40,000	$50,000
Year 4—10	$10,000	$15,000	$20,000	$20,000	$20,000
Year 11—15	$5,000	$5,000	$10,000	$10,000	$10,000

(b)	Pricing utilized for determining annual fees is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.